Document and Entity Information	Feb. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2022
Entity Registrant Name	OUTFRONT Media Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36367
Entity Tax Identification Number	46-4494703
Entity Address, Address Line One	405 Lexington Avenue
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174
City Area Code	212
Local Phone Number	297-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001579877
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	OUT
Security Exchange Name	NYSE